Convertible Notes (Details) - USD ($)						6 Months Ended	12 Months Ended
	May 09, 2024	Mar. 27, 2024	Dec. 13, 2023	Mar. 07, 2023	Dec. 19, 2022	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Convertible Notes [Line Items]
Original principal amount (in Dollars)					$ 1,595,000
Number of trading days						5 days
Par value per share (in Dollars per share)						$ 2	$ 2
Ordinary shares issued (in Shares)						3,906,471	3,906,471
Material Terms of the Convertible Note 2022-1 [Member]
Convertible Notes [Line Items]
Effective interest rate						6.00%
Par value per share (in Dollars per share)						$ 0.6
Material Terms of the Convertible Note 2022-2 [Member]
Convertible Notes [Line Items]
Original principal amount (in Dollars)						$ 1,595,000
Increase outstanding balance payable percentage						80.00%
Number of trading days						15 days
Accrue annual rate						15.00%
Par value per share (in Dollars per share)						$ 0.6
Convertible Note – 2022-2 [Member]
Convertible Notes [Line Items]
Original principal amount (in Dollars)						$ 881,572
Effective interest rate						20.56%
Accrue annual rate						15.00%
Warrants value (in Dollars)						$ 220,035
Extinguished debt amount (in Dollars)						$ 0
Shares issued upon conversion (in Shares)							608,525
Fair value of shares (in Dollars)							$ 844,000
Convertible Note – 2023-1 [Member]
Convertible Notes [Line Items]
Original principal amount (in Dollars)				$ 2,126,667
Ordinary shares (in Dollars per share)				$ 0.08
Gross proceeds (in Dollars)				$ 2,000,000
Effective interest rate						16.26%
Warrants value (in Dollars)						$ 211,702
Shares issued upon conversion (in Shares)							7,417,064	987,881
Fair value of shares (in Dollars)							$ 1,969,807	$ 225,000
Material Terms of the Convertible Note 2023-1 [Member]
Convertible Notes [Line Items]
Increase outstanding balance payable percentage						15.00%
Number of trading days						5 days
Accrue annual rate						15.00%
Interest per annum						6.00%
The Convertible Note 2023-2 [Member]
Convertible Notes [Line Items]
Original principal amount (in Dollars)			$ 531,667
Gross proceeds (in Dollars)			$ 500,000			$ 58,695
Effective interest rate						19.36%
Par value per share (in Dollars per share)			$ 2
Fair value of shares (in Dollars)						$ 553,428
Material Terms of the Convertible Note 2023-2 [Member]
Convertible Notes [Line Items]
Ordinary shares (in Dollars per share)						$ 3
Effective interest rate						6.00%
Number of trading days						15 days
Weighted average price percentage						80.00%
Convertible Note 2024-1 [Member]
Convertible Notes [Line Items]
Original principal amount (in Dollars)		$ 531,667
Gross proceeds (in Dollars)		$ 500,000
Effective interest rate						17.61%
Par value per share (in Dollars per share)		$ 2
Warrants value (in Dollars)						$ 51,667
Material Terms of the Convertible Note 2024-1 [Member]
Convertible Notes [Line Items]
Ordinary shares (in Dollars per share)						$ 3
Effective interest rate						6.00%
Number of trading days						15 days
Accrue annual rate						15.00%
Weighted average price percentage						80.00%
Convertible Note 2024-2 [Member]
Convertible Notes [Line Items]
Original principal amount (in Dollars)	$ 797,500
Gross proceeds (in Dollars)	$ 750,000
Effective interest rate						16.00%
Par value per share (in Dollars per share)	$ 2
Warrants value (in Dollars)						$ 67,500
Material Terms of the Convertible Note 2024-2 [Member]
Convertible Notes [Line Items]
Effective interest rate						6.00%
Increase outstanding balance payable percentage						80.00%
Number of trading days						15 days
Accrue annual rate						15.00%
Par value per share (in Dollars per share)						$ 3
Convertible Note – 2022-2 [Member]
Convertible Notes [Line Items]
Ordinary shares (in Dollars per share)					$ 0.08
Gross proceeds (in Dollars)					$ 1,500,000
Convertible Note – 2022-1 [Member]
Convertible Notes [Line Items]
Shares issued upon conversion (in Shares)						813,477
Maximum [Member]
Convertible Notes [Line Items]
Effective interest rate						18.00%
Maximum [Member] | Material Terms of the Convertible Note 2022-2 [Member]
Convertible Notes [Line Items]
Increase outstanding balance payable percentage						15.00%
Maximum [Member] | Material Terms of the Convertible Note 2023-1 [Member]
Convertible Notes [Line Items]
Increase outstanding balance payable percentage						15.00%
Maximum [Member] | Material Terms of the Convertible Note 2024-1 [Member]
Convertible Notes [Line Items]
Increase outstanding balance payable percentage						15.00%
Maximum [Member] | Material Terms of the Convertible Note 2024-2 [Member]
Convertible Notes [Line Items]
Increase outstanding balance payable percentage						15.00%
Minimum [Member]
Convertible Notes [Line Items]
Effective interest rate						6.00%
Minimum [Member] | Material Terms of the Convertible Note 2022-2 [Member]
Convertible Notes [Line Items]
Increase outstanding balance payable percentage						5.00%
Minimum [Member] | Material Terms of the Convertible Note 2023-1 [Member]
Convertible Notes [Line Items]
Increase outstanding balance payable percentage						5.00%
Minimum [Member] | Material Terms of the Convertible Note 2024-1 [Member]
Convertible Notes [Line Items]
Increase outstanding balance payable percentage						5.00%
Minimum [Member] | Material Terms of the Convertible Note 2024-2 [Member]
Convertible Notes [Line Items]
Increase outstanding balance payable percentage						5.00%
Ordinary Shares [Member]
Convertible Notes [Line Items]
Par value per share (in Dollars per share)						$ 0.001
Ordinary shares issued (in Shares)						874,788